Distribution Date:	02/16/24	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	18		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690AAA2	1.980000%	46,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690AAB0	3.557000%	72,000,000.00	20,843,236.55	1,512,544.93	61,782.83	0.00	0.00	1,574,327.76	19,330,691.62	35.97%	30.00%
A-2	61690AAC8	3.434000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690AAD6	3.473000%	175,000,000.00	165,513,741.05	1,360,595.94	479,024.35	0.00	0.00	1,839,620.29	164,153,145.11	35.97%	30.00%
A-4	61690AAE4	3.753000%	242,202,000.00	242,202,000.00	0.00	757,486.76	0.00	0.00	757,486.76	242,202,000.00	35.97%	30.00%
A-S	61690AAG9	4.068000%	57,560,000.00	57,560,000.00	0.00	195,128.40	0.00	0.00	195,128.40	57,560,000.00	27.31%	23.00%
B	61690AAH7	4.488633%	49,338,000.00	49,338,000.00	0.00	184,550.14	0.00	0.00	184,550.14	49,338,000.00	19.89%	17.00%
C	61690AAJ3	4.488633%	34,947,000.00	34,947,000.00	0.00	130,720.21	0.00	0.00	130,720.21	34,947,000.00	14.63%	12.75%
D	61765XAN4	3.237000%	38,031,000.00	38,031,000.00	0.00	102,588.62	0.00	0.00	102,588.62	38,031,000.00	8.91%	8.13%
E	61765XAQ7	3.237000%	8,223,000.00	8,223,000.00	0.00	22,181.54	0.00	0.00	22,181.54	8,223,000.00	7.68%	7.13%
F	61765XAS3	3.237000%	12,334,000.00	12,334,000.00	0.00	33,270.96	0.00	0.00	33,270.96	12,334,000.00	5.82%	5.63%
G	61765XAU8	3.237000%	13,362,000.00	13,362,000.00	0.00	36,044.00	0.00	0.00	36,044.00	13,362,000.00	3.81%	4.00%
H	61765XAW4	3.237000%	9,177,000.00	9,177,000.00	0.00	24,754.96	0.00	0.00	24,754.96	9,177,000.00	2.43%	2.88%
J	61765XAYO	3.237000%	23,715,316.00	16,162,327.22	0.00	849.68	0.00	0.00	849.68	16,162,327.22	0.00%	0.00%
HMD	61765XBE3	5.043917%	15,000,000.00	12,636,066.38	34,540.99	54,883.15	0.00	0.00	89,424.14	12,601,525.39	0.00%	0.00%
V	61765XBB9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765XBC7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,289,317.01	680,329,371.20	2,907,681.86	2,083,265.60	0.00	0.00	4,990,947.46	677,421,689.34

X-A	61690AAF1	0.853304%	575,602,000.00	428,558,977.60	0.00	304,742.63	0.00	0.00	304,742.63	425,685,836.73
X-B	61765XAA2	0.420633%	57,560,000.00	57,560,000.00	0.00	20,176.35	0.00	0.00	20,176.35	57,560,000.00
X-D	61765XAC8	1.251633%	38,031,000.00	38,031,000.00	0.00	39,667.37	0.00	0.00	39,667.37	38,031,000.00
X-E	61765XAE4	1.251633%	8,223,000.00	8,223,000.00	0.00	8,576.81	0.00	0.00	8,576.81	8,223,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	61765XAG9	1.251633%	12,334,000.00	12,334,000.00	0.00	12,864.70	0.00	0.00	12,864.70	12,334,000.00
X-GH	61765XAJ3	1.251633%	22,539,000.00	22,539,000.00	0.00	23,508.79	0.00	0.00	23,508.79	22,539,000.00
X-J	61765XAL8	1.251633%	23,715,316.00	16,162,327.22	0.00	16,857.75	0.00	0.00	16,857.75	16,162,327.22
Notional SubTotal			738,004,316.00	583,408,304.82	0.00	426,394.40	0.00	0.00	426,394.40	580,535,163.95

Deal Distribution Total					2,907,681.86	2,509,660.00	0.00	0.00	5,417,341.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690AAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690AAB0	289.48939653	21.00756847	0.85809486	0.00000000	0.00000000	0.00000000	0.00000000	21.86566333	268.48182806
A-2	61690AAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690AAD6	945.79280600	7.77483394	2.73728200	0.00000000	0.00000000	0.00000000	0.00000000	10.51211594	938.01797206
A-4	61690AAE4	1,000.00000000	0.00000000	3.12750002	0.00000000	0.00000000	0.00000000	0.00000000	3.12750002	1,000.00000000
A-S	61690AAG9	1,000.00000000	0.00000000	3.39000000	0.00000000	0.00000000	0.00000000	0.00000000	3.39000000	1,000.00000000
B	61690AAH7	1,000.00000000	0.00000000	3.74052738	0.00000000	0.00000000	0.00000000	0.00000000	3.74052738	1,000.00000000
C	61690AAJ3	1,000.00000000	0.00000000	3.74052737	0.00000000	0.00000000	0.00000000	0.00000000	3.74052737	1,000.00000000
D	61765XAN4	1,000.00000000	0.00000000	2.69749993	0.00000000	0.00000000	0.00000000	0.00000000	2.69749993	1,000.00000000
E	61765XAQ7	1,000.00000000	0.00000000	2.69749970	0.00000000	0.00000000	0.00000000	0.00000000	2.69749970	1,000.00000000
F	61765XAS3	1,000.00000000	0.00000000	2.69749959	0.00000000	0.00000000	0.00000000	0.00000000	2.69749959	1,000.00000000
G	61765XAU8	1,000.00000000	0.00000000	2.69750037	0.00000000	0.00000000	0.00000000	0.00000000	2.69750037	1,000.00000000
H	61765XAW4	1,000.00000000	0.00000000	2.69750027	0.00000000	0.00000000	0.00000000	0.00000000	2.69750027	1,000.00000000
J	61765XAYO	681.51430999	0.00000000	0.03582832	1.80255663	28.63056136	0.00000000	0.00000000	0.03582832	681.51430999
HMD	61765XBE3	842.40442533	2.30273267	3.65887667	0.00000000	0.00000000	0.00000000	0.00000000	5.96160933	840.10169267
V	61765XBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765XBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690AAF1	744.54045955	0.00000000	0.52943289	0.00000000	0.00000000	0.00000000	0.00000000	0.52943289	739.54891875
X-B	61765XAA2	1,000.00000000	0.00000000	0.35052728	0.00000000	0.00000000	0.00000000	0.00000000	0.35052728	1,000.00000000
X-D	61765XAC8	1,000.00000000	0.00000000	1.04302727	0.00000000	0.00000000	0.00000000	0.00000000	1.04302727	1,000.00000000
X-E	61765XAE4	1,000.00000000	0.00000000	1.04302688	0.00000000	0.00000000	0.00000000	0.00000000	1.04302688	1,000.00000000
X-F	61765XAG9	1,000.00000000	0.00000000	1.04302740	0.00000000	0.00000000	0.00000000	0.00000000	1.04302740	1,000.00000000
X-GH	61765XAJ3	1,000.00000000	0.00000000	1.04302720	0.00000000	0.00000000	0.00000000	0.00000000	1.04302720	1,000.00000000
X-J	61765XAL8	681.51430999	0.00000000	0.71083809	0.00000000	0.00000000	0.00000000	0.00000000	0.71083809	681.51430999

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	61,782.83	0.00	61,782.83	0.00	0.00	0.00	61,782.83	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/24 - 01/30/24	30	0.00	479,024.35	0.00	479,024.35	0.00	0.00	0.00	479,024.35	0.00
A-4	01/01/24 - 01/30/24	30	0.00	757,486.76	0.00	757,486.76	0.00	0.00	0.00	757,486.76	0.00
A-S	01/01/24 - 01/30/24	30	0.00	195,128.40	0.00	195,128.40	0.00	0.00	0.00	195,128.40	0.00
X-A	01/01/24 - 01/30/24	30	0.00	304,742.63	0.00	304,742.63	0.00	0.00	0.00	304,742.63	0.00
X-B	01/01/24 - 01/30/24	30	0.00	20,176.35	0.00	20,176.35	0.00	0.00	0.00	20,176.35	0.00
X-D	01/01/24 - 01/30/24	30	0.00	39,667.37	0.00	39,667.37	0.00	0.00	0.00	39,667.37	0.00
X-E	01/01/24 - 01/30/24	30	0.00	8,576.81	0.00	8,576.81	0.00	0.00	0.00	8,576.81	0.00
X-F	01/01/24 - 01/30/24	30	0.00	12,864.70	0.00	12,864.70	0.00	0.00	0.00	12,864.70	0.00
X-GH	01/01/24 - 01/30/24	30	0.00	23,508.79	0.00	23,508.79	0.00	0.00	0.00	23,508.79	0.00
X-J	01/01/24 - 01/30/24	30	0.00	16,857.75	0.00	16,857.75	0.00	0.00	0.00	16,857.75	0.00
B	01/01/24 - 01/30/24	30	0.00	184,550.14	0.00	184,550.14	0.00	0.00	0.00	184,550.14	0.00
C	01/01/24 - 01/30/24	30	0.00	130,720.21	0.00	130,720.21	0.00	0.00	0.00	130,720.21	0.00
D	01/01/24 - 01/30/24	30	0.00	102,588.62	0.00	102,588.62	0.00	0.00	0.00	102,588.62	0.00
E	01/01/24 - 01/30/24	30	0.00	22,181.54	0.00	22,181.54	0.00	0.00	0.00	22,181.54	0.00
F	01/01/24 - 01/30/24	30	0.00	33,270.96	0.00	33,270.96	0.00	0.00	0.00	33,270.96	0.00
G	01/01/24 - 01/30/24	30	0.00	36,044.00	0.00	36,044.00	0.00	0.00	0.00	36,044.00	0.00
H	01/01/24 - 01/30/24	30	0.00	24,754.96	0.00	24,754.96	0.00	0.00	0.00	24,754.96	0.00
J	01/01/24 - 01/30/24	30	636,234.61	43,597.88	0.00	43,597.88	42,748.20	0.00	0.00	849.68	678,982.81
HMD	01/01/24 - 01/31/24	31	0.00	54,883.15	0.00	54,883.15	0.00	0.00	0.00	54,883.15	0.00
Totals			636,234.61	2,552,408.20	0.00	2,552,408.20	42,748.20	0.00	0.00	2,509,660.00	678,982.81

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	5,417,341.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,647,758.96	Master Servicing Fee	8,407.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,607.29
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	292.92
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	581.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,647,758.96	Total Fees	12,099.92

Principal		Expenses/Reimbursements
Scheduled Principal	1,339,054.41	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,536.46
Principal Prepayments	(1,568,627.45)	Special Servicing Fees (Monthly)	16,211.74
Collection of Principal after Maturity Date	1,568,627.45	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,568,627.45	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,907,681.86	Total Expenses/Reimbursements	42,748.20

		Interest Reserve Deposit	83,250.84

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,509,660.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,907,681.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,417,341.86
Total Funds Collected	5,555,440.82	Total Funds Distributed	5,555,440.82

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	667,693,304.82	667,693,304.82	Beginning Certificate Balance	680,329,371.20
(-) Scheduled Principal Collections	1,304,513.42	1,304,513.42	(-) Principal Distributions	2,907,681.86
(-) Unscheduled Principal Collections	1,568,627.45	1,568,627.45	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	664,820,163.95	664,820,163.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	668,114,413.03	668,114,413.03	Ending Certificate Balance	677,421,689.34
Ending Actual Collateral Balance	665,300,235.63	665,300,235.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,105,844.71	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,105,844.71	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP
5,000,000 or less	13	43,374,438.85	6.52%	20	4.6653	2.317123	1.40 or less	12	243,779,971.98	36.67%	15	4.5435	1.227629
5,000,001 to 10,000,000	11	75,956,995.80	11.43%	34	4.5849	1.980263	1.41 to 1.50	1	19,780,595.78	2.98%	21	4.7210	1.485300
10,000,001 to 15,000,000	5	60,976,911.43	9.17%	20	4.3807	2.377755	1.51 to 1.60	2	28,002,343.36	4.21%	18	4.3707	1.516520
15,000,001 to 25,000,000	4	79,239,573.72	11.92%	20	4.5249	1.522186	1.61 to 1.70	3	61,497,174.74	9.25%	16	4.0952	1.637348
25,000,001 to 50,000,000	7	241,085,690.64	36.26%	14	4.2908	1.474987	1.71 to 1.80	3	14,272,702.80	2.15%	21	4.8697	1.766416
50,000,001 to 75,000,000	2	101,605,934.32	15.28%	20	4.8720	1.591432	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	6	94,710,988.19	14.25%	19	4.4429	1.947485
Totals	52	664,820,163.95	100.00%	19	4.5088	1.692688	2.01 to 2.50	7	90,035,166.78	13.54%	32	4.6902	2.154365
							2.51 to 3.00	3	23,778,713.55	3.58%	20	4.3676	2.659538
							3.01 or greater	5	26,381,887.58	3.97%	20	4.3243	3.606364
							Totals	52	664,820,163.95	100.00%	19	4.5088	1.692688
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP	New Jersey	3	6,068,620.17	0.91%	22	4.4192	1.918476
Alabama	3	246,331.24	0.04%	139	4.8650	2.390400	New York	11	129,747,705.09	19.52%	10	4.0627	1.440523
Arizona	1	218,838.91	0.03%	139	4.8650	2.390400	North Carolina	5	10,881,321.41	1.64%	23	4.7100	2.295815
Arkansas	4	3,997,187.88	0.60%	26	4.4329	1.932952	Ohio	10	11,649,852.90	1.75%	24	4.5361	2.412046
California	15	101,185,200.60	15.22%	21	4.7106	2.013363	Oklahoma	1	259,527.55	0.04%	139	4.8650	2.390400
Colorado	2	5,619,086.14	0.85%	24	4.6730	1.408626	Oregon	2	179,249.96	0.03%	139	4.8650	2.390400
Connecticut	4	248,530.62	0.04%	139	4.8650	2.390400	Pennsylvania	10	2,203,513.24	0.33%	63	5.1316	1.491336
Delaware	1	3,144,230.77	0.47%	20	4.4100	1.908700	Rhode Island	1	38,489.26	0.01%	139	4.8650	2.390400
Florida	6	69,056,845.89	10.39%	20	4.8612	1.373028	South Carolina	2	126,464.70	0.02%	139	4.8650	2.390400
Georgia	5	30,537,054.41	4.59%	19	4.4082	1.855593	Tennessee	4	230,055.78	0.03%	139	4.8650	2.390400
Idaho	1	54,984.65	0.01%	139	4.8650	2.390400	Texas	16	91,505,098.74	13.76%	22	4.7022	1.580381
Illinois	3	304,834.90	0.05%	139	4.8650	2.390400	Utah	1	29,691.71	0.00%	139	4.8650	2.390400
Indiana	6	15,547,221.09	2.34%	21	4.4066	2.013400	Virginia	4	21,926,464.70	3.30%	22	4.0547	3.007197
Iowa	2	25,660,059.84	3.86%	21	4.5539	0.886425	Washington	2	69,280.66	0.01%	139	4.8650	2.390400
Kansas	1	3,868,886.00	0.58%	19	4.7300	1.949400	Wisconsin	3	9,546,322.38	1.44%	22	4.8009	1.297369
Kentucky	3	474,873.02	0.07%	51	5.1728	1.352244	Totals	164	664,820,163.95	100.00%	19	4.5088	1.692688
Louisiana	4	36,472,881.24	5.49%	19	4.2590	1.985212
									Property Type³
Maine	1	50,585.88	0.01%	139	4.8650	2.390400
Maryland	1	7,145,979.02	1.07%	20	4.4100	1.908700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	135,262.24	0.02%	139	4.8650	2.390400		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	7	9,602,696.71	1.44%	25	4.6110	1.815896	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP
Minnesota	1	3,915,996.50	0.59%	20	4.4100	1.908700	Industrial	2	21,800,000.00	3.28%	21	4.0500	3.010775
Mississippi	1	35,190.18	0.01%	139	4.8650	2.390400	Lodging	3	106,052,331.55	15.95%	20	4.8859	1.599895
Missouri	3	160,555.18	0.02%	139	4.8650	2.390400	Mixed Use	5	132,693,369.59	19.96%	9	4.0740	1.449334
New Hampshire	2	94,573.60	0.01%	139	4.8650	2.390400	Multi-Family	10	124,525,511.05	18.73%	20	4.5213	1.667324
							Office	4	61,916,130.26	9.31%	20	4.7214	1.357227
							Retail	22	132,913,320.91	19.99%	19	4.5225	1.846954
							Self Storage	108	22,338,881.40	3.36%	70	4.5780	3.091177
							Totals	164	664,820,163.95	100.00%	19	4.5088	1.692688

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP
	4.000% or less	3	90,000,000.00	13.54%	13	3.8600	1.476815	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	11	138,285,080.52	20.80%	19	4.2733	2.229512	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	26	367,731,978.88	55.31%	21	4.7179	1.584998	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	6,222,485.36	0.94%	20	5.2244	1.566126	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	664,820,163.95	100.00%	19	4.5088	1.692688	49 months or greater	42	602,239,544.76	90.59%	19	4.4928	1.716628
								Totals	52	664,820,163.95	100.00%	19	4.5088	1.692688
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP
	120 months or less	41	592,898,752.24	89.18%	17	4.4870	1.706013	Interest Only	12	202,942,094.22	30.53%	13	4.1681	1.817392
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	50,142,862.12	7.54%	19	4.4192	1.915666
	Totals	51	655,479,371.43	98.59%	18	4.5038	1.682745	241 months to 300 months	24	339,813,795.90	51.11%	20	4.6874	1.608560
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	655,479,371.43	98.59%	18	4.5038	1.682745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	62,580,619.19	9.41%	20	4.6630	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	60,900,000.00	9.16%	14	3.8940	1.592325	121 months to 240 months	1	9,340,792.52	1.41%	139	4.8650	2.390400
	12 months or less	35	489,425,112.21	73.62%	20	4.5338	1.768835	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	51,914,432.55	7.81%	20	4.8092	1.370265	Totals	1	9,340,792.52	1.41%	139	4.8650	2.390400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	664,820,163.95	100.00%	19	4.5088	1.692688
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453000238	MU	New York	NY	Actual/360	3.860%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	02/06/24
1A	453000294	MU	New York	NY	Actual/360	3.860%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	02/06/24
1B	453000295	MU	New York	NY	Actual/360	3.860%	33,238.89	0.00	0.00	N/A	03/06/25	--	10,000,000.00	10,000,000.00	02/06/24
2	300801372	LO	Hollywood	FL	Actual/360	4.913%	217,859.55	101,050.75	0.00	N/A	10/01/25	--	51,495,661.50	51,394,610.75	02/01/24
3	1544454	LO	San Jose	CA	Actual/360	4.830%	209,128.02	69,906.50	0.00	N/A	09/01/25	--	50,281,230.07	50,211,323.57	02/01/24
4	1544803	SS	Various	Various	Actual/360	4.865%	41,157.61	483,654.62	0.00	N/A	09/01/35	--	9,824,447.14	9,340,792.52	02/01/24
5	305081005	OF	Richardson	TX	Actual/360	4.790%	157,211.73	58,963.46	0.00	N/A	10/01/25	--	38,114,500.23	38,055,536.77	06/01/23
6	453000198	MU	New York	NY	Actual/360	4.510%	155,344.44	1,568,627.45	0.00	N/A	01/07/24	--	40,000,000.00	38,431,372.55	01/07/24
7	1544889	RT	Hammond	LA	Actual/360	4.200%	115,774.45	87,503.85	0.00	N/A	08/01/25	--	32,011,368.17	31,923,864.32	02/01/24
9	1545593	RT	Various	Various	Actual/360	4.410%	102,881.25	0.00	0.00	N/A	10/01/25	--	27,091,835.67	27,091,835.67	02/01/24
10	300801402	MF	Ames	IA	Actual/360	4.553%	100,447.91	37,208.70	0.00	N/A	11/01/25	--	25,620,290.03	25,583,081.33	02/01/24
11	305081011	MF	Augusta	GA	Actual/360	4.340%	93,338.91	38,425.19	0.00	N/A	08/01/25	--	24,975,478.19	24,937,053.00	02/01/24
12	300801383	RT	Fairfield	CA	Actual/360	4.721%	80,554.00	34,396.06	0.00	N/A	11/01/25	--	19,814,991.84	19,780,595.78	02/01/24
13	300801401	IN	Manassas	VA	Actual/360	4.050%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	02/01/24
13A	304101476	IN	Manassas	VA	Actual/360	4.050%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	02/01/24
14	300801390	RT	Houston	TX	Actual/360	4.568%	77,207.35	32,600.40	0.00	N/A	11/01/25	--	19,627,877.69	19,595,277.29	02/01/24
15	300801393	MF	San Antonio	TX	Actual/360	4.522%	74,615.41	27,999.24	0.00	N/A	11/01/25	--	19,161,909.04	19,133,909.80	02/01/24
16	300801405	OF	Beverly Hills	CA	Actual/360	4.576%	60,723.41	22,279.37	0.00	N/A	11/01/25	--	15,410,294.51	15,388,015.14	02/01/24
17	300801375	MF	Houston	TX	Actual/360	4.620%	58,374.31	21,142.48	0.00	N/A	10/01/25	--	14,673,057.17	14,651,914.69	02/01/24
18	1544460	MF	San Antonio	TX	Actual/360	4.620%	52,256.05	19,039.29	0.00	N/A	09/01/25	--	13,135,160.40	13,116,121.11	02/01/24
19	305081019	MF	Greenwood	IN	Actual/360	4.270%	46,125.27	19,458.55	0.00	N/A	09/01/25	--	12,544,455.29	12,524,996.74	02/01/24
20	1544751	RT	Plant City	FL	Actual/360	4.805%	49,651.67	0.00	0.00	N/A	09/01/25	--	12,000,000.00	12,000,000.00	02/01/24
21	1544928	MF	Pleasant Prairie	WI	Actual/360	4.800%	38,952.32	15,088.21	0.00	N/A	10/01/25	--	9,423,948.96	9,408,860.75	02/01/24
23	695100594	MF	Garfield Heights	OH	Actual/360	4.618%	30,534.43	15,700.43	0.00	N/A	11/06/25	--	7,678,506.63	7,662,806.20	02/06/24
24	695100591	OF	Auburn Hills	MI	Actual/360	4.700%	24,851.75	31,132.41	0.00	N/A	11/06/25	--	6,140,445.82	6,109,313.41	02/06/24
26	1545434	RT	Durham	NC	Actual/360	4.740%	30,583.23	12,204.96	0.00	N/A	09/01/25	--	7,492,829.63	7,480,624.67	02/01/24
28	695100593	MF	Broadview Heights	OH	Actual/360	4.550%	26,246.24	11,978.30	0.00	N/A	11/06/25	--	6,698,793.30	6,686,815.00	02/06/24
29	300801392	LO	Morrisville	NC	Actual/360	4.699%	23,539.88	17,864.84	0.00	N/A	11/01/25	--	5,817,544.28	5,799,679.44	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	305081030	RT	Sugar Land	TX	Actual/360	4.680%	22,386.09	11,247.27	0.00	N/A	11/01/25	--	5,554,859.82	5,543,612.55	02/01/24
31	300801376	SS	Plantation	FL	Actual/360	4.493%	20,928.95	11,345.73	0.00	N/A	10/01/25	--	5,409,434.61	5,398,088.88	02/01/24
32	695100595	MF	Dunwoody	GA	Actual/360	4.707%	22,011.58	10,948.64	0.00	N/A	11/06/25	--	5,430,600.39	5,419,651.75	02/06/24
33	1545172	RT	Fort Worth	TX	Actual/360	4.465%	18,743.07	15,595.49	0.00	N/A	09/01/25	--	4,874,837.40	4,859,241.91	02/01/24
34	300801382	RT	Auburn	CA	Actual/360	4.557%	20,347.37	10,767.37	0.00	N/A	10/01/25	--	5,185,254.88	5,174,487.51	02/01/24
36	1545043	RT	Golden	CO	Actual/360	4.665%	21,706.38	8,769.26	0.00	N/A	09/01/25	--	5,403,518.02	5,394,748.76	02/01/24
37	300801363	LO	Corpus Christi	TX	Actual/360	5.203%	19,979.73	13,005.51	0.00	N/A	10/01/25	--	4,459,402.74	4,446,397.23	02/01/24
38	305081038	MU	Gonzales	LA	Actual/360	4.660%	17,137.26	8,674.56	0.00	N/A	11/01/25	--	4,270,671.60	4,261,997.04	02/01/24
39	300801378	SS	San Leandro	CA	Actual/360	4.268%	18,008.59	0.00	0.00	N/A	10/01/25	--	4,900,000.00	4,900,000.00	02/01/24
40	300801388	MH	Lake Placid	FL	Actual/360	4.585%	15,864.09	7,676.33	0.00	N/A	11/01/25	--	4,018,061.88	4,010,385.55	02/01/24
41	300801397	MF	Commerce	TX	Actual/360	4.750%	15,234.03	7,457.63	0.00	N/A	11/01/25	--	3,724,449.79	3,716,992.16	02/01/24
42	1545423	RT	Shawnee	KS	Actual/360	4.730%	15,758.19	0.00	0.00	N/A	09/01/25	--	3,868,886.00	3,868,886.00	02/01/24
43	305081043	RT	North Wilkesboro	NC	Actual/360	4.620%	12,219.72	6,278.53	0.00	11/01/25	10/15/30	--	3,071,568.89	3,065,290.36	02/01/24
44	1545721	OF	Los Altos	CA	Actual/360	4.650%	14,014.58	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	02/01/24
45	300801381	RT	Greendale	IN	Actual/360	4.981%	12,062.95	8,358.98	0.00	N/A	11/01/25	--	2,812,404.23	2,804,045.25	02/01/24
46	1545449	MF	Bullhead City	AZ	Actual/360	5.040%	13,053.04	5,821.37	0.00	N/A	09/01/25	--	3,007,614.03	3,001,792.66	02/01/24
47	305081047	RT	Georgetown	TX	Actual/360	5.000%	12,196.56	5,518.55	0.00	N/A	09/01/25	--	2,832,749.53	2,827,230.98	02/01/24
48	300801318	MF	Cincinnati	OH	Actual/360	4.815%	10,228.20	4,619.22	0.00	N/A	08/01/25	--	2,466,855.05	2,462,235.83	02/01/24
49	300801377	SS	Vallejo	CA	Actual/360	4.318%	10,039.35	0.00	0.00	N/A	10/01/25	--	2,700,000.00	2,700,000.00	02/01/24
50	1544522	OF	La Mirada	CA	Actual/360	4.620%	9,415.50	3,430.51	0.00	N/A	09/01/25	--	2,366,695.45	2,363,264.94	02/01/24
51	1545115	RT	Massillon	OH	Actual/360	4.120%	7,627.72	0.00	0.00	N/A	09/01/25	--	2,150,000.00	2,150,000.00	02/01/24
52	695100596	RT	Various	Various	Actual/360	5.278%	8,087.08	3,268.67	0.00	N/A	11/06/25	--	1,779,356.80	1,776,088.13	02/06/24
54	300801380	SS	Phoenix	AZ	Actual/360	4.935%	7,183.89	2,274.31	0.00	N/A	11/01/25	--	1,690,492.32	1,688,218.01	02/01/24
55	300801379	SS	Phoenix	AZ	Actual/360	4.935%	5,868.53	1,857.88	0.00	N/A	11/01/25	--	1,380,965.83	1,379,107.95	02/01/24
Totals							2,592,639.15	2,873,140.87	0.00				667,693,304.82	664,820,163.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,580,277.01	16,687,690.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,347,748.20	4,950,031.58	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,523,618.71	8,052,841.15	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	51,330,722.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,569,974.46	0.00	--	--	10/11/23	6,460,488.90	105,289.82	188,780.47	567,821.05	975,087.78	0.00
6	25,755,568.30	12,041,809.89	01/01/23	09/30/23	--	0.00	0.00	155,000.00	155,000.00	0.00	0.00
7	5,085,968.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,313,791.44	1,735,677.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	6,792.15	0.00
10	2,682,978.00	2,553,202.40	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,562,574.86	1,841,530.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,169,766.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,088,121.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,164,217.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,375,381.54	1,120,616.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,855,288.00	1,466,361.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,775,165.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,147,736.00	902,627.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	853,021.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,192,503.00	938,240.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,398,850.48	1,134,878.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	848,015.48	758,668.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	85,157.29	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	612,205.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,043,443.45	550,025.22	02/01/23	07/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,199,211.59	1,010,189.20	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	732,848.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	546,532.00	575,262.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	460,824.00	383,322.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	793,870.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	508,825.00	500,925.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	836,626.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	508,997.96	383,386.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	364,720.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	339,570.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	315,250.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	440,892.62	457,050.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	548,952.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	300,506.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	230,339.28	178,156.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	147,272.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	155,819,328.41	58,955,339.87				6,460,488.90	105,289.82	343,780.47	722,821.05	1,067,037.22	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	453000198	1,568,627.45	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,568,627.45		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	1	38,055,536.77	0	0.00	1	38,055,536.77	1	38,431,372.55	1	1,568,627.45	0	0.00	4.508838%	4.459427%	19
01/18/24	0	0.00	0	0.00	1	38,114,500.23	0	0.00	1	38,114,500.23	0	0.00	0	0.00	0	0.00	4.509266%	4.459385%	20
12/15/23	0	0.00	0	0.00	1	38,173,221.49	0	0.00	2	38,173,221.49	0	0.00	0	0.00	1	2,745,210.31	4.509688%	4.474792%	22
11/17/23	0	0.00	0	0.00	2	45,369,438.17	0	0.00	1	7,132,669.92	0	0.00	0	0.00	0	0.00	4.512484%	4.475156%	23
10/17/23	0	0.00	0	0.00	2	45,441,740.16	0	0.00	1	7,146,752.90	0	0.00	0	0.00	0	0.00	4.512896%	4.475575%	24
09/15/23	0	0.00	1	38,358,049.90	1	7,161,716.65	0	0.00	1	7,161,716.65	0	0.00	0	0.00	0	0.00	4.513323%	4.476011%	25
08/17/23	1	38,415,770.71	0	0.00	1	7,175,681.70	0	0.00	1	7,175,681.70	0	0.00	0	0.00	0	0.00	4.513728%	4.476423%	26
07/17/23	0	0.00	0	0.00	1	7,189,590.06	0	0.00	1	7,189,590.06	0	0.00	0	0.00	0	0.00	4.514129%	4.476832%	27
06/16/23	0	0.00	0	0.00	1	7,204,385.48	0	0.00	1	7,204,385.48	0	0.00	0	0.00	0	0.00	4.514547%	4.477257%	28
05/17/23	0	0.00	0	0.00	1	7,218,177.30	0	0.00	1	7,218,177.30	0	0.00	0	0.00	0	0.00	4.514941%	4.477659%	29
04/17/23	0	0.00	0	0.00	1	7,232,860.39	0	0.00	2	7,232,860.39	0	0.00	0	0.00	1	2,851,976.13	4.515353%	4.478078%	30
03/17/23	0	0.00	0	0.00	2	12,187,233.95	0	0.00	2	12,187,233.95	0	0.00	0	0.00	0	0.00	4.517768%	4.478865%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	305081005	06/01/23	7	6	188,780.47	567,821.05	1,151,296.18	38,535,608.30	02/17/23	7			12/05/23
6	453000198	01/07/24	0	5	155,000.00	155,000.00	0.00	38,431,372.55	01/08/24	8
Totals					343,780.47	722,821.05	1,151,296.18	76,966,980.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,431,373	0	38,431,373		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		613,982,709	575,927,172		0	38,055,537
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		12,406,083	12,406,083		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	664,820,164	626,764,627	0	0	0	38,055,537
Jan-24	667,693,305	589,578,805	40,000,000	0	0	38,114,500
Dec-23	668,992,512	630,819,290	0	0	0	38,173,221
Nov-23	677,490,358	632,120,920	0	0	38,236,768	7,132,670
Oct-23	678,792,812	633,351,072	0	0	38,294,987	7,146,753
Sep-23	680,162,507	634,642,741	0	38,358,050	0	7,161,717
Aug-23	681,454,093	635,862,641	38,415,771	0	0	7,175,682
Jul-23	682,740,426	675,550,836	0	0	0	7,189,590
Jun-23	684,094,582	676,890,196	0	0	0	7,204,385
May-23	685,370,176	678,151,998	0	0	0	7,218,177
Apr-23	686,713,980	679,481,120	0	0	0	7,232,860
Mar-23	692,919,619	680,732,385	0	0	0	12,187,234
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	305081005	38,055,536.77	38,535,608.30	33,000,000.00	06/08/23	3,277,879.46	1.26350	12/31/22	10/01/25	260
6	453000198	38,431,372.55	38,431,372.55	572,000,000.00	06/29/15	11,580,575.64	1.32300	09/30/23	01/07/24	I/O
Totals		76,486,909.32	76,966,980.85	605,000,000.00		14,858,455.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	305081005	OF	TX	02/17/23	7

The loan transferred to Special Servicing effective 2/17/2023 due to imminent monetary default. The subject is a 308,198 SF office property located in Richardson, TX built in 2001 and renovated in 2008. As of December 2023, the property is

36% leased. The property's largest tenant, United Healthcare Services, downsized from 172K SF (56.8%) to 43K SF (13.8% NRA) effective June 2023, and recently leased an additional 6.4K SF for a total of 49.6K SF. A lease was executed for 40.7K SF with a new tenant which commenced in late November-2023. A lease was signed with a new 14K SF tenant which is projected to commence in March 2024. A Receiver was appointed on 5/15/2023. The Trust took title via a foreclosure sale which took place on December 5, 2023. The Receiver was dismissed by the court on 1/26/2024. Leasing efforts to stabilize the property continue.

6	453000198	MU	NY	01/08/24	8

The Loan transferred into special servicing on 1/8/24 due to Maturity Default as the Borrower was unable to pay off the loan at maturity (1/7/2024). The Loan previously transferred to the Special Servicer as NT on 3/22/23 due to Borrower's

request to extend the January 2024 maturity date. The collateral is a nine-story retail and office building containing 249K SF of NRA (82K SF retail, 165K office), completed in 1902 and renovated in 2015 ("Property"). The Property is currently

30% occupied w it h H&M (25% of NRA, 1/1/2035 LXP) as its largest tenant. The Borrower and Lender have entered into a Forbearance Agreement, the maturity date was extended to 1/7/25. The Special Servicer will continue to monitor the

Loan's performance under the terms of the Forbearance Agreement until the Loan is resolved.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300801372	55,878,088.80	4.91300%	55,270,114.41 4.91300%		9	04/01/21	04/01/20	08/11/21
6	453000198	0.00	4.51000%	0.00	4.51000%	1	01/08/24	01/08/24	02/12/24
29	300801392	6,584,500.19	4.69900%	6,569,738.74 4.69900%		10	06/29/20	04/01/20	08/11/20
36	1545043	5,742,396.77	4.66500%	5,734,244.70 4.66500%		9	07/15/20	07/20/20	08/11/20
Totals		68,204,985.76		67,574,097.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	695100589 12/15/23	7,132,669.92	5,700,000.00	4,853,493.36	2,093,204.71	4,853,493.36	2,760,288.65	4,372,381.27	0.00	0.00	4,372,381.27	52.67%
35	695100590 04/17/23	4,940,697.35	4,800,000.00	3,457,982.17	592,047.77	3,457,982.17	2,865,934.40	2,074,762.95	0.00	0.00	2,074,762.95	34.57%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,073,367.27	10,500,000.00	8,311,475.53	2,685,252.48	8,311,475.53	5,626,223.05	6,447,144.22	0.00	0.00	6,447,144.22

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
25	695100589	12/15/23	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27	0.00	0.00	4,372,381.27
35	695100590	04/17/23	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95	0.00	0.00	2,074,762.95
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22	0.00	0.00	6,447,144.22

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,205.20	0.00	0.00	26,536.46	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,006.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,211.74	0.00	0.00	26,536.46	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		42,748.20

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Supplemental Notes
None

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